CAPITALIZATION - Schedule of Stock by Class (Details) - shares	Feb. 02, 2018	Jun. 26, 2017	Jun. 25, 2017	Feb. 03, 2017
Class of Stock [Line Items]
Shares authorized (in shares)	9,143,000,000	9,143,025,308	2,143,025,308	2,143,000,000
Shares issued (in shares)	794,000,000			792,000,000
Shares outstanding (in shares)	769,000,000			778,000,000
Class A
Class of Stock [Line Items]
Shares authorized (in shares)	600,000,000			600,000,000
Shares issued (in shares)	410,000,000			410,000,000
Shares outstanding (in shares)	410,000,000			410,000,000
Class B
Class of Stock [Line Items]
Shares authorized (in shares)	200,000,000			200,000,000
Shares issued (in shares)	137,000,000			137,000,000
Shares outstanding (in shares)	137,000,000			137,000,000
Class C
Class of Stock [Line Items]
Shares authorized (in shares)	7,900,000,000	7,900,000,000	900,000,000	900,000,000
Shares issued (in shares)	24,000,000			22,000,000
Shares outstanding (in shares)	23,000,000			22,000,000
Class D
Class of Stock [Line Items]
Shares authorized (in shares)	100,000,000			100,000,000
Shares issued (in shares)	0			0
Shares outstanding (in shares)	0			0
Class V
Class of Stock [Line Items]
Shares authorized (in shares)	343,000,000			343,000,000
Shares issued (in shares)	223,000,000			223,000,000
Shares outstanding (in shares)				209,000,000